CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net of allowance	$ 48,000	$ 126,000	$ 126,000
Inventory, net of reserves	$ 785,000	$ 785,000	$ 758,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, issued	27,583,000	13,673,000	13,138,000
Common stock, outstanding	27,583,000	13,673,000	13,138,000
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	9,000.0	9,000.0
Preferred stock, issued	300	300.0
Preferred stock, outstanding	300.0	300.0
Series C Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, authorized		9,000.0	9,000.0
Preferred stock, issued		300.0	300
Preferred stock, liquidation preference		$ 286,000	$ 286,000
Preferred stock, outstanding		300.0	300.0
Series D Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	1,000,000	6,000.0	6,000.0
Preferred stock, issued	400	800.0	800
Preferred stock, outstanding	400.0	800
Preferred stock, liquidation preference	$ 438,000	$ 763,000	$ 763,000
Series E Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,000.0	5,000.0	5,000.0
Preferred stock, issued	900	1,700.0	1,700
Preferred stock, outstanding	900.0	1,700
Preferred stock, liquidation preference	$ 888,000	$ 1,736,000	$ 1,736,000
Series F Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	1,500	1,500.0	1,500
Preferred stock, issued	1,100	1,400.0	0
Preferred stock, outstanding	1,100.0	1,400
Preferred stock, liquidation preference	$ 1,071,000	$ 1,426,000	$ 0
Series F-2 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,000.0	5,000.0	3,500.0
Preferred stock, issued	500	3,200.0	0
Preferred stock, outstanding	500.0	3,200
Preferred stock, liquidation preference	$ 535,000	$ 3,237,000	$ 0
Series C-1 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	20,300	20,300.0	20,300
Preferred stock, issued	1,000.0	1,000.0	1,000.0
Preferred stock, outstanding	1,000.0	1,000.0
Preferred stock, liquidation preference	$ 1,049,000	$ 1,049,000	$ 1,049,000
Series C-2 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued	3,300	3,300.0	3,300
Preferred stock, outstanding	3,300.0	3,300.0
Preferred stock, liquidation preference	$ 3,263,000	$ 3,263,000	$ 3,263,000
Series G Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized		1,000,000	1,000,000
Preferred stock, issued	0	0	0
Preferred stock, liquidation preference	$ 0	$ 0	$ 0
Preferred stock, outstanding	0	0	0